Note 3 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Share-based payment arrangement, life of other equity instruments (Year)	3 years
Employee share purchase plan, maximum employee contribution, percentage of base salary	10.00%
Employee share purchase plan, employer match, percentage of contribution	25.00%
Royal Gold Inc [member]
Statement Line Items [Line Items]
Streaming arrangement, percentage of gold produced delivered to counterparty		35.00%
Streaming arrangement, percentage of copper produced delivered to counterparty		18.75%
Streaming arrangement, price received for gold delivered to counterparty, price per ounce		$ 435
Streaming arrangement, price received for copper delivered to counterparty, percentage of spot price per metric tonne		15.00%
Bottom of range [member]
Statement Line Items [Line Items]
Share based payment arrangement, adjustment factor for vesting performance share units	0
Bottom of range [member] | Royal Gold Inc [member]
Statement Line Items [Line Items]
Streaming arrangement, provisional prices finalized, period after delivery to customer (Month)		1 month
Top of range [member] | Royal Gold Inc [member]
Statement Line Items [Line Items]
Streaming arrangement, provisional prices finalized, period after delivery to customer (Month)		4 months
Performance share units vesting end of year 2 [Member]
Statement Line Items [Line Items]
Percentage of share-based payment arrangement to vest	50.00%
Performance share units vesting end of year 3 [member]
Statement Line Items [Line Items]
Percentage of share-based payment arrangement to vest	50.00%
Executive restricted share units [member]
Statement Line Items [Line Items]
Percentage of share based units granted match	50.00%
Executive restricted share units to vest in year one [member]
Statement Line Items [Line Items]
Percentage of share-based payment arrangement to vest	50.00%
Executive restricted share units to vest in year two [member]
Statement Line Items [Line Items]
Percentage of share-based payment arrangement to vest	50.00%
Discretionary restricted share units vesting in the second year [member]
Statement Line Items [Line Items]
Percentage of share-based payment arrangement to vest	25.00%
Discretionary restricted share units vesting in third year [member]
Statement Line Items [Line Items]
Percentage of share-based payment arrangement to vest	75.00%